CAPITAL IMPROVEMENTS IN PROGRESS AND NEWBUILDINGS (Narrative) (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) rig carrier vessel	Dec. 31, 2025 USD ($) vessel	Dec. 31, 2025 USD ($)	Dec. 31, 2025 rig
Impaired Long-Lived Assets Held and Used [Line Items]
Newbuildings	$ 158,709		$ 154,936
Number of container vessels under construction | vessel	5	5
Number of carriers under construction | carrier	1
Interest costs capitalized	$ 3,800	$ 8,400
Construction in Progress
Impaired Long-Lived Assets Held and Used [Line Items]
Number of vessels being upgraded	2	4		2